Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Trading Symbol	dpsi
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012